Unearned Revenue - Remaining Performance Obligation - Additional Information (Detail) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-07-01	Jun. 30, 2026
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue allocated to remaining performance obligations, percentage of revenue expected to be recognized	30.00%
Revenue allocated to remaining performance obligations, expected timing of satisfaction	12 months
Commercial Customers
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue allocated to remaining performance obligations, percentage of revenue expected to be recognized	30.00%
Revenue allocated to remaining performance obligations, expected timing of satisfaction	12 months